Cash and cash equivalents (Tables)	12 Months Ended
Jun. 30, 2024
Cash and cash equivalents
Summary of cash and cash equivalents

	2024	2023
for the year ended 30 June	Rm	Rm
Cash and cash equivalents	42 967	51 214
Restricted cash and cash equivalents	2 416	2 712
	45 383	53 926
Bank overdraft	(121)	(159)
Per the statement of cash flows	45 262	53 767
Cash by currency
Rand	28 548	31 155
Euro	3 902	3 457
US dollar	11 859	18 478
Other currencies	953	677
	45 262	53 767